FINANCE INCOME AND FINANCE COSTS	12 Months Ended
Dec. 31, 2025
FINANCE INCOME AND FINANCE COSTS
FINANCE INCOME AND FINANCE COSTS

NOTE 19 – FINANCE INCOME AND FINANCE COSTS

Finance income and finance costs for the years ended December 31, 2025, 2024 and 2023, are detailed below:

In Thousands of US Dollars
Description	2025	2024	2023
Interest income	$2	$2	$6
Net foreign exchange gain(loss)	(13)	15	1
Finance income	(11)	17	7
Financial costs (Interest and bank charges)	(587)	(226)	(58)
Operating lease interest expense	-	-	(3)
Total finance income and costs	$(598)	$(209)	$(54)